SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Annual asset management fees
Cash	$ 692,837	$ 186,722	$ 373,190	$ 784,525
Restricted Cash	246,328	$ 198,943	230,470	$ 141,102
Total cash and restricted cash presented in the consolidated statement of cash flows	$ 939,165		$ 603,660